UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Petersen, Flynn & Dinsmore, Inc.
Address:	One Market Plaza, 1208 Steuart Tower
		San Francisco, CA  94105

Form 13F File Number:	28-05773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bradford W. Dinsmore
Title:		President
Phone:		415-777-0344

Signature, Place and Date of Signing:

/s/ Bradford W. Dinsmore
_______________________________
Bradford W. Dinsmore				San Francisco, CA		May 13, 2003


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			145
Form 13F Information Table Value Total:			99,564 (x$1000)


List of Other Included Managers:

NONE

Form 13F Information Table
						  	VALUE  	Shares/	Sh/	    Invstmt	Voting		Other
ISSUER			  	  CLASS	 CUSIP         (x$1000)	Prn Amt	Prn	   Discretion	Authority	Managers
---------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories              COMMON	2824100		11.28	300	SH		SOLE		SOLE
Ace Ltd                          COMMON	G0070K103       37.64	1300	SH		SOLE		SOLE
ADC Telecommunications           COMMON	886101		3155.88	1531980	SH		SOLE		SOLE
Adept Technology                 COMMON	6854103		52.27	180250	SH		SOLE		SOLE
Agilent Technologies Inc.        COMMON	00846U101       61.27	4659	SH		SOLE		SOLE
AGL Resources                    COMMON	1204106		89.84	3802	SH		SOLE		SOLE
Agnico Eagle Mines               COMMON	8474108		188.13	14350	SH		SOLE		SOLE
Allstate Corp                    COMMON	20002101	331.70	10000	SH		SOLE		SOLE
Alltel Corp                      COMMON	20039103	112.75	2519	SH		SOLE		SOLE
Altria Group                     COMMON	718154107	21.72	725	SH		SOLE		SOLE
American Express Co              COMMON	25816109	199.38	6000	SH		SOLE		SOLE
American International Gr        COMMON	26874107	152.50	3084	SH		SOLE		SOLE
Amgen                            COMMON	31162100	797.93	13865	SH		SOLE		SOLE
Anglogold Ltd. Spn. Adr.         ADR	35128206	221.82	7350	SH		SOLE		SOLE
Ash Grove Cement Co.             COMMON	43693100	24.60	200	SH		SOLE		SOLE
Baker Hughes Inc.                COMMON	57224107	64.65	2160	SH		SOLE		SOLE
Bank New York, Inc.              COMMON	64057102	123	6000	SH		SOLE		SOLE
Bank One Corp                    COMMON	06423A103       173.1	5000	SH		SOLE		SOLE
BankAmerica Corp                 COMMON	06605F102       210.55	3150	SH		SOLE		SOLE
Beckman Coulter Inc.             COMMON	75811109	4771.18	140205	SH		SOLE		SOLE
Bedford Properties               COMMON	76446301	916.47	35060	SH		SOLE		SOLE
Bellsouth Corp.                  COMMON	79860102	78.01	3600	SH		SOLE		SOLE
Big Lots Inc.                    COMMON	89302103	58.78	5225	SH		SOLE		SOLE
Biogen Inc.                      COMMON	90597105	882.32	29450	SH		SOLE		SOLE
Boston Scientific                COMMON	101137107	24.46	600	SH		SOLE		SOLE
Bristol Myers Company            COMMON	110122108	3842.53	181852	SH		SOLE		SOLE
British Petroleum Amoco          COMMON	55622104	253.61	6572	SH		SOLE		SOLE
Brooks Automation Inc            COMMON	114340102	25.14	2600	SH		SOLE		SOLE
Cambior Inc                      COMMON	13201L103       112.5	90000	SH		SOLE		SOLE
Capital One Financial            COMMON	14040H105       69.02	2300	SH		SOLE		SOLE
Catellus Dev Corp                COMMON	149111106	3962.39	188685	SH		SOLE		SOLE
Cato Corp Cl A                   CL A	149205106	133.28	7000	SH		SOLE		SOLE
ChevronTexaco Corp.              COMMON	166764100	441.95	6836	SH		SOLE		SOLE
Chubb Corp.                      COMMON	171232101	99.63	2248	SH		SOLE		SOLE
Cisco Systems                    COMMON	17275R102       350.98	27040	SH		SOLE		SOLE
Citigroup                        COMMON	172967101	525.98	15268	SH		SOLE		SOLE
Clicksoftware Technologies LTD   COMMON	M25082104       55.11	275569	SH		SOLE		SOLE
Coca-Cola Company                COMMON	191216100	79.79	1971	SH		SOLE		SOLE
Comerica Inc.                    COMMON	200340107	11.36	300	SH		SOLE		SOLE
ConocoPhillips                   COMMON	20825C104       307.88	5744	SH		SOLE		SOLE
Consolidated Edison              COMMON	209111103	12	312	SH		SOLE		SOLE
CVS Corporation                  COMMON	126650100	95.4	4000	SH		SOLE		SOLE
Dell Computer Systems            COMMON	247025109	19.12	700	SH		SOLE		SOLE
DelMonte Foods Inc               COMMON	24522P103       9.5	1273	SH		SOLE		SOLE
Diamond Offshore Drilling Inc    COMMON	25271c102       11.65	600	SH		SOLE		SOLE
Dover Corp.                      COMMON	260003108	145.32	6000	SH		SOLE		SOLE
Dow Chemical                     COMMON	260543103	278.86	10100	SH		SOLE		SOLE
Duke Energy Corp                 COMMON	264399106	43.62	3000	SH		SOLE		SOLE
DuPont E I                       COMMON	263534109	761.62	19599	SH		SOLE		SOLE
Eli Lilly & Co                   COMMON	532457108	106.07	1856	SH		SOLE		SOLE
Emerson Electric Company         COMMON	291011104	131.83	2907	SH		SOLE		SOLE
Ennis Business Forms Inc.        COMMON	293389102	124.63	11000	SH		SOLE		SOLE
Equity Office Properties Trust   COMMON	294741103	610.8	24000	SH		SOLE		SOLE
Equity Residential Prop Trust    COMMON	29476L107       1397.55	58062	SH		SOLE		SOLE
Essex Property Trust             COMMON	297178105	733.07	14030	SH		SOLE		SOLE
Exxon Mobil                      COMMON	30231G102       1040.95	29784	SH		SOLE		SOLE
First Data Corp.                 COMMON	319963104	51.81	1400	SH		SOLE		SOLE
First Indl Realty Trust          COMMON	32054K103       3617.4	127733	SH		SOLE		SOLE
First Republic Bank CA           COMMON	336158100	17.28	800	SH		SOLE		SOLE
Flextronics International        COMMON	Y2573F102       4219.56	483895	SH		SOLE		SOLE
Forest Oil Corporation           COMMON	346091605	4049.23	181580	SH		SOLE		SOLE
General Electric Company         COMMON	369604103	1409.1	55259	SH		SOLE		SOLE
Gilead Sciences                  COMMON	375558103	1042.19	24820	SH		SOLE		SOLE
GlaxoSmithkline PLC              COMMON	37733W105       11.86	337	SH		SOLE		SOLE
GlobalSantaFe Corp.              COMMON	G3930E101       4130.1	200005	SH		SOLE		SOLE
Grant Prideco, Inc.              COMMON	38821G101       144.72	12000	SH		SOLE		SOLE
Guidant Corp.                    COMMON	401698105	113.23	3128	SH		SOLE		SOLE
Guitar Center Inc.               COMMON	402040109	162.15	7960	SH		SOLE		SOLE
H. J. Heinz Co                   COMMON	423074103	83.28	2852	SH		SOLE		SOLE
Halliburton Company              COMMON	406216101	20.73	1000	SH		SOLE		SOLE
Hewlett-Packard Company          COMMON	428236103	90.19	5800	SH		SOLE		SOLE
Hibbett Sporting Goods Inc.      COMMON	428565105	149.62	6050	SH		SOLE		SOLE
Honeywell Inc.                   COMMON	438516106	3732.4	174738	SH		SOLE		SOLE
Imperial Oil Ltd New             COMMON	453038408	115.58	3594	SH		SOLE		SOLE
Innkeepers Preferred             COMMON	4576J0302       92	4000	SH		SOLE		SOLE
Innkeepers USA Trust             COMMON	4576J0104       58.5	9000	SH		SOLE		SOLE
Int'l Business Machines          COMMON	459200101	127.37	1624	SH		SOLE		SOLE
Int'l. Flavors & Fragrances      COMMON	459506101	46.64	1500	SH		SOLE		SOLE
Intel Corp.                      COMMON	458140100	159.25	9782	SH		SOLE		SOLE
IPC Holdings Ltd.                COMMON	G4933P101       3852.12	128020	SH		SOLE		SOLE
Jack In The Box                  COMMON	466367109	335.04	18500	SH		SOLE		SOLE
Jardine F China Rgn Fd           COMMON	471110106	196.04	26000	SH		SOLE		SOLE
Johnson & Johnson                COMMON	478160104	1956.76	33813	SH		SOLE		SOLE
Kennametal                       COMMON	489170100	561.05	19945	SH		SOLE		SOLE
Kerr-McGee Corp                  COMMON	492386107	20.3	500	SH		SOLE		SOLE
Kimberly-Clark Corp.             COMMON	494368103	127.29	2800	SH		SOLE		SOLE
Kimco Realty Co Cum Pfd S        PRFD	49446R307       8.27	325	SH		SOLE		SOLE
Kinder Morgan Energy             COMMON	494550106	155.4	4200	SH		SOLE		SOLE
La Jolla Pharmaceutical Co.      COMMON	503459109	29.58	17500	SH		SOLE		SOLE
May Department Stores            COMMON	577778103	63.65	3200	SH		SOLE		SOLE
McDonalds Corp                   COMMON	580135101	54.98	3802	SH		SOLE		SOLE
Men's Wearhouse                  COMMON	587118100	1846.06	123400	SH		SOLE		SOLE
Merck & Company                  COMMON	589331107	136.95	2500	SH		SOLE		SOLE
MGIC Invt. Corp.                 COMMON	552848103	33.38	850	SH		SOLE		SOLE
Microsoft Corp                   COMMON	594918104	154.46	6380	SH		SOLE		SOLE
Molex Inc.                       COMMON	608554101	56.39	2625	SH		SOLE		SOLE
Molex Inc. CL A                  CL A	608554200	2869.5	155951	SH		SOLE		SOLE
Monsanto Co                      COMMON	61166W101       129.53	7898	SH		SOLE		SOLE
Morgan Stanley Dean Witter       COMMON	617446448	256.33	6684	SH		SOLE		SOLE
MS Emerging Mkts Fund            COMMON	61744G107       39.45	5000	SH		SOLE		SOLE
MSDW Asia-Pacific Fund           COMMON	61744U106       1241.56	177365	SH		SOLE		SOLE
Neurobiological Tech             COMMON	64124W106       634.61	101700	SH		SOLE		SOLE
New England Business Service     COMMON	643872104	12.8	500	SH		SOLE		SOLE
Newell Rubbermaid Co.            COMMON	651229106	3081.08	108680	SH		SOLE		SOLE
Newmont Mining Corp.             COMMON	651639106	227.51	8700	SH		SOLE		SOLE
Olin Corp                        COMMON	680665205	138.09	7600	SH		SOLE		SOLE
Oracle                           COMMON	68389X105       21.7	2000	SH		SOLE		SOLE
Pacific Capital Bancorp          COMMON	69404p101       124.28	4133	SH		SOLE		SOLE
PepsiCo  Inc.                    COMMON	713448108	960.96	24024	SH		SOLE		SOLE
Pfizer Inc.                      COMMON	717081103	621.64	19950	SH		SOLE		SOLE
Pharmacia Corp.                  COMMON	71713U102       4621.19	106725	SH		SOLE		SOLE
Precision Castparts Corp         COMMON	740189105	3650.52	153190	SH		SOLE		SOLE
Procter and Gamble               COMMON	742718109	219.95	2470	SH		SOLE		SOLE
Progress Energy                  COMMON	743263105	11.39	291	SH		SOLE		SOLE
Public Service Enterprise Grp.   COMMON	744573106	30.23	824	SH		SOLE		SOLE
Reliance Steel & Aluminum        COMMON	759509102	2970.97	196753	SH		SOLE		SOLE
Ritchie Bros Auctioneers         COMMON	767744105	136.35	4300	SH		SOLE		SOLE
Robert Half International Inc.   COMMON	770323103	13.31	1000	SH		SOLE		SOLE
Rockwell International Corp.     COMMON	773903109	4083.49	197270	SH		SOLE		SOLE
SBC Communications Inc.          COMMON	78387G103       200.6	10000	SH		SOLE		SOLE
Schering Plough  Inc.            COMMON	806605101	164.04	9200	SH		SOLE		SOLE
Schlumberger Limited             COMMON	806857108	54.7	1439	SH		SOLE		SOLE
Sempra Energy                    COMMON	816851109	37.51	1503	SH		SOLE		SOLE
Service Master Co.               COMMON	81760N109       3466.96	346696	SH		SOLE		SOLE
Smith Int'l. Inc.                COMMON	832110100	77.08	2188	SH		SOLE		SOLE
Societe Generale ADR+            ADR	83364L109       16.64	1600	SH		SOLE		SOLE
Stewart & Stevenson Services     COMMON	860342104	107.91	9900	SH		SOLE		SOLE
Superior Energy Services Inc     COMMON	868157108	119.7	14000	SH		SOLE		SOLE
Templeton Developing Markets Tru COMMON	88018W302       322.47	34488.9	SH		SOLE		SOLE
Templeton Dragon Fund            COMMON	88018T101       1738.26	193140	SH		SOLE		SOLE
Thermo Electron                  COMMON	883556102	25.59	1414	SH		SOLE		SOLE
Universal Compression Holdings   COMMON	913431102	101.21	5800	SH		SOLE		SOLE
Universal Electronics Inc.       COMMON	913483103	98.43	10200	SH		SOLE		SOLE
Valley National Bancorp          COMMON	919794107	277.09	11250	SH		SOLE		SOLE
Verizon Communications           COMMON	92343V104       76	2150	SH		SOLE		SOLE
Viacom Inc. Cl B                 CL B	925524308	65.01	1780	SH		SOLE		SOLE
Washington Gas Light Co          COMMON	938837101	105.96	4000	SH		SOLE		SOLE
Weatherford International        COMMON	G95089101       3288.97	87079	SH		SOLE		SOLE
Wells Fargo                      COMMON	949746101	269.67	5994	SH		SOLE		SOLE
West Marine Inc.                 COMMON	954235107	117.25	7000	SH		SOLE		SOLE
Weyerhaeuser Co                  COMMON	962166104	14.83	310	SH		SOLE		SOLE
Wolverine World Wide Inc.        COMMON	978097103	134	8000	SH		SOLE		SOLE
Wyeth                            COMMON	983024100	504.67	13344	SH		SOLE		SOLE
XL Capital Limited               COMMON	G98255105       218.29	3084	SH		SOLE		SOLE
Yum Brands Inc.                  COMMON	988498101	78.83	3240	SH		SOLE		SOLE